GOODWILL AND INTANGIBLE ASSETS: (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS:
Schedule of changes in carrying amount of trademarks

	2012	2011
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(18,743)
Balance at January 1	$175,024	$175,024
Current year impairment losses	—	—
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)